Nature of Operations and Organization - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 27, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 19, 2022
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Net loss		$ 9,102	$ 2,878	$ 17,332	$ 9,896
Accumulated deficit		101,989		92,887	75,401
Cash and cash equivalents		64,187	$ 8,616	$ 69,696	$ 11,489
Committed equity financing balance		$ 197,600
Grant not yet received						$ 50,000
Award of grant amount						$ 50,000
Common Stock Purchase Agreement
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
As per agreement option to sell number of shares of common stock value	$ 200,000
Committed equity financing amount	200,000
Common Stock Purchase Agreement | Maximum
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Consideration received	$ 200,000